Derivative instruments and hedging activities (Details) $ in Thousands, € in Millions, ₪ in Millions	3 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 ILS (₪)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset	$ 55,100
Gain (Loss) on derivative instrument	2,200	$ 1,500
Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Foreign Exchange Contract [Member]
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset	$ 50,316				$ 10,417
Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Conversion To NIS [Member] | Foreign Exchange Contract [Member]
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset | ₪			₪ 29.3
Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Conversion To Euro [Member] | Foreign Exchange Contract [Member]
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset | €				€ 33.0